401(k) Savings Plan	9 Months Ended
Sep. 30, 2023
Retirement Benefits [Abstract]
401(k) Savings Plan
10. 401(k) Savings Plan
The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. Eligible employees may make pretax contributions to the 401(k) Plan up to statutory limits. At the election of the Board, the Company may elect to match employee contributions. Currently, the Company makes matching contributions at a rate of 50% of the first 8% of employee contributions. The Company recorded $599 and $593 of expenses related to its 401(k) match for the years ended December 31, 2022 and 2021, respectively.